December 1, 1998


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

                  Re:      Concorde Funds, Inc.
                           File Nos. 33-17423 and 811-5339
                           Rule 497(j) Certification

Ladies & Gentlemen:

         The undersigned officer of Concorde Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

         1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 15 to Form N-1A Registration Statement filed by the Company on November 24, 1998, which is the most recent amendment to such registration statement; and

         2. that the text of Post-Effective Amendment No. 15 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on November 24, 1998.

                                              Very truly yours,

                                              CONCORDE FUNDS, INC.



                                              By:      /s/ John A. Stetter
                                                       Secretary